                                   FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2002

         Check here if Amendment [  ]: Amendment Number: ____________

                       This Amendment (Check only one):

                     [_] is a restatement
                     [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:       Cliffwood Partners LLC
Address:    11726 San Vicente Blvd. #600
            Los Angeles, CA 90049


Form 13F File Number: 028-06233

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Carl B. Tash
Title:    Chief Executive Officer
Phone:    (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash         11726 San Vicente Blvd. #600         February 14, 2003
----------------         Los Angeles, CA 90049


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

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                             Form 13F Summary Page

                                Report Summary:

        Number of Other Included Managers:      0
        Form 13F Information Table Entry Total: 23
        Form 13F Information Table Value Total: $ 296,468.4 (thousands)
        List of Other Included Managers:        None





                                      2

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
                                                                                      INVESTMENT  OTHER
    NAME OF ISSUER      TITLE OF CLASS    CUSIP          VALUE         # OF SHARES    DISCRETION MANAGERS SOLE
    --------------      --------------- ---------   ---------------   -------------   ---------- -------- ----
AMB Properties.........       com       00163T109   $  1,258,560.00          46,000      Yes....   None.. sole
Avalon Bay Cmntys......       com       053484101   $ 15,436,816.00         394,400      Yes....   None.. sole
Boykin Lodging Trust...       com       103430104   $ 10,332,975.00       1,107,500      Yes....   None.. sole
CarrAmerica Realty
  Coproration..........       com       144418100   $  8,236,440.00         328,800      Yes....   None.. sole
Catellus Development
  Corp.................       com       149111106   $  7,257,160.00         365,600      Yes....   None.. sole
Chateau Cmntys Inc.....       com       161726104   $  3,868,600.00         168,200      Yes....   None.. sole
Clayton Homes Inc......       com       184190106   $ 25,677,876.00       2,108,200      Yes....   None.. sole
Commercial Net Lease
  Realty...............       com       202218103   $  3,515,169.00         229,300      Yes....   None.. sole
Essex Property Trust...       com       297178105   $ 12,026,025.00         236,500      Yes....   None.. sole
Felcor Lodging TR Inc.
  Com..................       com       31430F101   $  8,431,280.00         737,000      Yes....   None.. sole
Fleetwood Enterprises
  Com..................       com       339099103   $  1,392,590.00         177,400      Yes....   None.. sole
Getty Realty
  Corporation..........       com       374297109   $  7,777,080.00         410,400      Yes....   None.. sole
Heritage Property
  Investment TR Inc....       com       42725M107   $  9,748,288.00         390,400      Yes....   None.. sole
HRPT PPTYS TR COM
  SH BEN INT...........       com       40426W101   $ 40,240,040.00       4,883,500      Yes....   None.. sole
Innkeepers USA Trust...       com       4576J0104   $ 11,228,028.00       1,465,800      Yes....   None.. sole
Intrawest Corporation..       com       460915200   $    890,320.00          71,800      Yes....   None.. sole
iStar Financial Inc....       com       45031U101   $ 18,243,720.00         650,400      Yes....   None.. sole
National Golf Pptys
  Com..................       com       63623G109   $ 12,222,350.00       1,040,200      Yes....   None.. sole
Plum Creek Timber
  Co...................       com       729251108   $ 15,047,360.00         637,600      Yes....   None.. sole
Post Properties........       com       737464107   $ 14,478,620.00         605,800      Yes....   None.. sole
Rouse Company..........       com       779273101   $ 39,269,960.00       1,238,800      Yes....   None.. sole
Shurgard Storage
  Centers..............       com       82567D104   $  7,505,930.00         239,500      Yes....   None.. sole
Vornado Realty Trust SH
  BEN INT..............       com       929042109   $ 22,383,240.00         601,700      Yes....   None.. sole
                                                    ---------------
REPORT
  SUMMARY.............. 23 data records             $296,468,427.00
                                                    ===============